Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Pension Plan

The following table sets forth a summary of net periodic benefit cost for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
Interest cost	$1,390	$4,004	1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Recognized net actuarial (gains) losses	(23,832)	12,715	27,186
Net periodic benefit cost	$(86,072)	$37,864	51,538

	2025	2024	2023
Actuarial assumptions used to determine net cost:
Discount rate	2.88% - 3.64%	3.48% – 4.30%	3.00% – 3.71%
Expected return on assets	3.00% - 3.64%	3.48% – 4.30%	3.00% – 3.71%
Rate of increase in salary	2.50%	2.50%	2.50%

Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated

Undiscounted future benefit payments under the plans for the next ten years are estimated as follows:

For the year ending March 31,
2026	$61,914
2027	9,319
2028	9,319
2029	24,582
2030	28,438
2031 – 2035	238,177
Total	$371,749

Schedule of Provide a Reconciliation of the Changes in the Benefit Obligations

The following tables provide a reconciliation of the changes in the benefit obligations during the years ended March 31, 2025 and 2024, and a summary of the funded status as of March 31, 2025 and 2024:

	Year Ended March 31,
	2025	2024	2023
Change in Benefit Obligations, (net)
Balance at beginning of year	$146,191	$107,956	$56,633
Interest cost	1,390	4,004	1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Actuarial (gain) loss	(23,832)	12,715	27,186
Exchange difference	710	371	(215)
Balance at end of year	$60,829	$146,191	$107,956

	2025	2024
Gross long service payment obligation	$(96,934)	$(247,509)
Add: Attributed contributions	36,105	101,318
Total net unfunded amount recognized in consolidated balance sheets	$(60,829)	$(146,191)

Net unfunded amounts recognized in consolidated balance sheets consist of:
Current liabilities included in accrued expenses and other current liabilities	$(26,467)	$(44,423)
Long-term liabilities included in other long-term liabilities, net of current portion	(34,362)	(101,768)
Total net unfunded amount recognized in consolidated balance sheets	$(60,829)	$(146,191)